Retirement Benefit Plans - Summary of Assessed Potential Negative Impact of Key Risk (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Fall in discount rate	1.10%	1.00%
Increase to inflation rate	0.70%	0.90%
Increase to life expectancy	1 year 4 months 6 days	1 year 4 months 6 days